Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

April 20, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A (“PEA No. 169”). The purpose of PEA No. 169 is to (i) include related performance disclosure for the Trust’s Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF and (ii) reflect revisions to the investment objective of Cabana Target Drawdown 5 ETF.

Except for the items noted above, the disclosure in PEA No. 169 is substantially the same as the disclosure contained in Post-Effective Amendment No. 158 to the Trust’s registration statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on February 3, 2020 and subsequently reviewed by the staff. Therefore, the Trust respectfully requests selective review of PEA No. 169 focusing on those portions of PEA No. 169 relating to the related performance disclosure and revised investment objective specified above.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001